UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 1/31/15

Fund's investmentsGreater China Opportunities Fund

As of 1-31-15 (unaudited)
	Shares	Value
Common stocks 98.6%		$73,794,337
(Cost $60,061,520)
China 40.0%		29,945,807
AAC Technologies Holdings, Inc.	108,500	693,392
Baidu, Inc., ADR (I)	3,435	748,555
Bank of China, Ltd., H Shares	2,874,000	1,600,740
Bank of Communications Company, Ltd., H Shares	800,000	671,609
Best Pacific International Holdings, Ltd., H Shares	888,000	438,256
CAR, Inc. (I)	343,000	526,544
China Animal Healthcare, Ltd.	1,590,000	1,071,573
China Cinda Asset Management Company, Ltd., H Shares (I)	1,203,000	570,563
China Communications Construction Company, Ltd., H Shares	992,000	1,075,142
China Conch Venture Holdings, Ltd.	289,000	614,666
China Construction Bank Corp., H Shares	4,507,000	3,613,557
China Life Insurance Company, Ltd., H Shares	228,000	884,965
China Merchants Bank Company, Ltd., H Shares	373,500	834,612
China Petroleum & Chemical Corp., H Shares	838,000	665,220
CNOOC, Ltd.	496,000	659,418
Great Wall Motor Company, Ltd., H Shares	183,500	1,047,397
Huadian Fuxin Energy Corp., Ltd., H Shares	754,000	354,393
Huadian Power International Corp., H Shares	718,000	649,388
Industrial & Commercial Bank of China, Ltd., H Shares	4,258,500	3,042,293
JD.com, Inc., ADR (I)	17,541	435,718
PetroChina Company, Ltd., H Shares	884,000	957,648
PICC Property & Casualty Company, Ltd., H Shares	461,520	900,113
Ping An Insurance Group Company of China, Ltd., H Shares	98,500	1,042,099
Sinopec Yizheng Chemical Fibre Company, Ltd., H Shares (I)	1,650,000	542,255
Sound Global, Ltd. (I)	665,000	671,930
Tencent Holdings, Ltd.	234,800	3,957,266
Wisdom Holdings Group	2,783,000	1,676,495
Hong Kong 34.7%		25,921,448
AIA Group, Ltd.	267,000	1,548,206
Beijing Development Hong Kong, Ltd. (I)	2,442,000	738,108
BOC Hong Kong Holdings, Ltd.	334,000	1,170,733
Cheung Kong Holdings, Ltd.	65,000	1,240,380
Cheung Kong Infrastructure Holdings, Ltd.	135,000	1,107,981
China Everbright International, Ltd.	696,000	1,023,318
China Gas Holdings, Ltd.	370,000	573,752
China Mobile, Ltd.	325,000	4,243,630
China Resources Land, Ltd.	498,666	1,276,988
China Taiping Insurance Holdings Company, Ltd. (I)	498,794	1,534,202
China Traditional Chinese Medicine Company, Ltd. (I)	1,074,000	699,550
China Unicom Hong Kong, Ltd.	394,000	589,737
Galaxy Entertainment Group, Ltd.	214,000	1,116,394
Guangdong Investment, Ltd.	712,000	952,067
Hong Kong & China Gas Company, Ltd.	295,991	678,570
Hong Kong Exchanges & Clearing, Ltd.	49,000	1,127,742
Hutchison Whampoa, Ltd.	120,000	1,588,100
Lijun International Pharmaceutical Holding Company, Ltd.	1,200,000	560,486
New World Development Company, Ltd.	949,000	1,133,887
Shimao Property Holdings, Ltd.	432,500	910,037
Sun Hung Kai Properties, Ltd.	88,000	1,429,701

2SEE NOTES TO FUND'S INVESTMENTS

Greater China Opportunities Fund

	Shares	Value
Hong Kong (continued)
Vinda International Holdings, Ltd.	410,000	$677,879
Macau 0.8%		617,626
Sands China, Ltd.	127,200	617,626
Taiwan 23.1%		17,309,456
Adlink Technology, Inc.	157,000	384,076
Aerospace Industrial Development Corp. (I)	502,000	580,600
Catcher Technology Company, Ltd.	88,000	769,523
CTBC Financial Holding Company, Ltd.	1,937,109	1,228,814
Delta Electronics, Inc.	159,000	971,157
Everlight Electronics Company, Ltd.	242,000	580,495
Fubon Financial Holding Company, Ltd.	308,000	488,053
Hon Hai Precision Industry Company, Ltd.	297,960	817,600
Largan Precision Company, Ltd.	12,000	997,891
Lotes Company, Ltd.	138,000	602,399
Merry Electronics Company, Ltd.	133,000	440,115
Novatek Microelectronics Corp.	91,000	500,546
President Chain Store Corp.	60,000	461,238
Sercomm Corp.	275,000	586,157
Siliconware Precision Industries Company	501,000	844,802
Sunspring Metal Corp.	310,000	592,913
Taiwan Mobile Company, Ltd.	121,000	398,986
Taiwan Semiconductor Manufacturing Company, Ltd.	1,148,089	5,048,869
Uni-President Enterprises Corp.	284,000	452,532
United Microelectronics Corp.	1,162,000	562,690
Total investments (Cost $60,061,520)† 98.6%		$73,794,337
Other assets and liabilities, net 1.4%		$1,027,918
Total net assets 100.0%		$74,822,255

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 1-31-15, the aggregate cost of investment securities for federal income tax purposes was $60,335,504. Net unrealized appreciation aggregated $13,458,833, of which $15,230,077 related to appreciated investment securities and $1,771,244 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 1-31-15:

Financials	35.1%
Information technology	25.7%
Industrials	8.0%
Consumer discretionary	7.1%
Telecommunication services	7.0%
Utilities	6.7%
Health care	3.1%
Energy	3.1%
Consumer staples	2.1%
Materials	0.7%
Other assets and liabilities, net	1.4%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2015, by major security category or type:

	Total market value at 1-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
China	$29,945,807	$1,184,273	$28,761,534	—
Hong Kong	25,921,448	—	25,921,448	—
Macau	617,626	—	617,626	—
Taiwan	17,309,456	—	17,309,456	—
Total Investments in Securities	$73,794,337	$1,184,273	$72,610,064	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q1	01/15
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		3/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:

/s/ Andrew G. Arnott

___________________________

Andrew G. Arnott

President

Date:    March 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

___________________________

Andrew G. Arnott

President

Date:    March 12, 2015

By:

/s/ Charles A. Rizzo

___________________________

Charles A. Rizzo

Chief Financial Officer

Date:    March 12, 2015